SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 507		$ 507		$ 760,012	$ 106,998
Working capital			8,154,992			3,056,596
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Effective tax rate	0.00%	11.25%	0.00%	4.31%	0.00%	6.10%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0		$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0		$ 0	$ 0
Warrants outstanding					12,057,000	12,057,000
Anti-dilutive securities attributable to warrants (in shares)	0	0	0	0
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants outstanding	12,256,999		12,256,999			12,230,913